As filed with the Securities and Exchange Commission on February 6, 2024

Securities Act File No. 333-271730

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. ___

☒  Post-Effective Amendment No. 1

(Check appropriate box or boxes)

BLACKROCK FUNDS V

(Exact Name of Registrant as Specified in the Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Offices)

Telephone Number: (800) 441-7762

(Area Code and Telephone Number)

John M. Perlowski

BLACKROCK FUNDS V

50 Hudson Yards, New York, New York 10001

(Name and Address of Agent for Service)

Copies to:

Margery K. Neale, Esq. Elliot J. Gluck, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019	Janey Ahn, Esq. BlackRock Advisors, LLC 50 Hudson Yards New York, New York 10001

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

Title of securities being registered: Shares of beneficial interest, par value $0.001 per share.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

EXPLANATORY NOTE

Part A – Proxy Statement/Prospectus and Part B – Statement of Additional Information, each in the form filed on June 20, 2023 pursuant to Rule 497 under the Securities Act of 1933, as amended (File No. 333-271730), are incorporated herein by reference.

This Amendment is being filed in order to file, as Exhibit 12(a) to this Registration Statement, the Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus.

BlackRock Funds V

PART C. OTHER INFORMATION

Item 15. Indemnification.

Indemnification of the Registrant’s (as defined below) principal underwriter against certain losses is provided for in Section 10 of the Distribution Agreement incorporated herein by reference as Exhibit (7)(1). Indemnification of the Registrant, its affiliates and their respective directors, trustees, officers, agents and employees, as applicable, against certain losses is provided for in Section 8 of the Sub-Investment Advisory Agreement incorporated herein by reference as Exhibit (6)(e), Section 8 of the Sub-Investment Advisory Agreement incorporated herein by reference as Exhibit (6)(i), Section 8 of the Sub-Investment Advisory Agreement incorporated herein by reference as Exhibit (6)(j), Section 8 of the Sub-Investment Advisory Agreement incorporated herein by reference as Exhibit (6)(k), Section 8 of the Sub-Investment Advisory Agreement incorporated herein by reference as Exhibit (6)(l), Section 8 of the Sub-Investment Advisory Agreement incorporated herein by reference as Exhibit (6)(n), Section 8 of the Sub-Investment Advisory Agreement incorporated herein by reference as Exhibit (6)(o), Section 8 of the Sub-Investment Advisory Agreement incorporated herein by reference as Exhibit (6)(p), Section 8 of the Sub-Investment Advisory Agreement incorporated herein by reference as Exhibit (6)(r), Section 9 of the Administration Agreement incorporated herein by reference as Exhibit (13)(a), Section 12 of the Transfer Agency and Shareholder Services Agreement incorporated herein by reference as Exhibit (13)(i), Section 5 of the Amended and Restated Shareholders’ Administrative Services Agreement incorporated herein by reference as Exhibit (13)(k) and Section 13 of the Ninth Amended and Restated Securities Lending Agency Agreement incorporated herein by reference as Exhibit (13)(o). Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant’s Declaration of Trust incorporated herein by reference as Exhibit (1)(a) provides as follows:

Indemnification of Trustees, Officers, Representatives and Employees. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trustee shall indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 9.6 of the Registrant’s Declaration of Trust, incorporated herein by reference as Exhibit 1(a), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

Article IV, Section 1 of the Registrant’s Bylaws provides:

Section 1. No Personal Liability of Directors or Officers. No Director, advisory board member or officer of the Fund shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Fund or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his or her duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the assets of the Fund for satisfaction of claims of any nature arising in connection with the affairs of the Fund. If any Director, advisory board member or officer, as such, of the Fund, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, such person shall not, on account thereof, be held to any personal liability. Any repeal or modification of the Charter or this Article IV Section 1 shall not adversely affect any right or protection of a Director, advisory board member or officer of the Fund existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

Article IV, Section 2 of the Registrant’s Bylaws provides:

Mandatory Indemnification.

(a) The Fund hereby agrees to indemnify each person who is or was a Director, advisory board member or officer of the Fund (each such person being an “Indemnitee”) to the full extent permitted under applicable law against any and all liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and legal fees and expenses reasonably incurred by such Indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while acting in any capacity set forth in this Article IV by reason of having acted in any such capacity, whether such liability or expense is asserted before or after service; provided, however, that no Indemnitee shall be indemnified hereunder against any liability to any person or any expense of such Indemnitee arising with respect to any matter as to which the Indemnitee shall have been adjudicated to have engaged in (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of the Indemnitee’s position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “Disabling Conduct”). The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which such person reasonably believed to be in or not opposed to the best interests of the Fund, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person’s conduct was unlawful.

(b) Notwithstanding the foregoing, no indemnification shall be made hereunder in any action that is disposed of by a settlement, compromise payment, consent decree, or otherwise unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such Indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (A) a majority vote of a quorum of those Directors who are both Independent Directors and not parties to the proceeding (“Independent Non-Party Directors”), that the Indemnitee is entitled to indemnification hereunder, or (B) if such quorum is not obtainable or even if obtainable, if such majority so directs, a Special Counsel in a written opinion concludes that the Indemnitee should be entitled to indemnification hereunder.

(c) Notwithstanding the foregoing, to the extent that an Indemnitee has been successful on the merits or otherwise in defense of any action, suit or proceeding described above, or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection therewith, without the necessity of authorization in the specific case.

(d) The Fund shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder, to the full extent permitted under applicable law, only if the Fund receives a written undertaking by the Indemnitee to reimburse the Fund if it shall ultimately be determined that the standards of conduct necessary for indemnification have not been met. In addition, at least one of the following conditions must be met: (i) the Indemnitee shall provide adequate security for his or her undertaking, (ii) the Fund shall be insured against losses arising by reason of any lawful advances or (iii) a majority of a quorum of the Independent Non-Party Directors, or if such quorum is not obtainable or even if obtainable, if a majority vote of such quorum so direct, Special Counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the Indemnitee ultimately will be found entitled to indemnification.

(e) The rights accruing to any Indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under the Charter, these Bylaws or any statute, insurance policy, agreement, vote of Shareholders or Independent Directors or any other right to which such person may be lawfully entitled.

(f) The Fund shall indemnify and provide for the advance payment of expenses to its representatives and employees to the full extent required under its Charter. Subject to any limitations provided by the 1940 Act and the Charter, the Fund shall have the power and authority to indemnify and provide for the advance payment of expenses to agents and other Persons providing services to the Fund or serving in any capacity at the request of the Fund to the full extent permitted for corporations organized under the corporations laws of the state in which the Fund was formed, provided that such indemnification has been approved by a majority of the Directors.

(g) Any repeal or modification of the Charter or Section 2 of this Article IV shall not adversely affect any right or protection of any person who is or was a Director, any advisory board member or any officer of the Fund existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

Article IV, Section 4 of the Registrant’s Bylaws provides:

Survival of Indemnification and Advancement of Expenses. The indemnification and advancement of expenses provided by, or granted pursuant to, this Article IV or the Charter shall continue as to a person who has ceased to be a Director, advisory board member or officer and shall inure to the benefit of the heirs, executors and personal and legal representatives of such a person.

Article IV, Section 5 of the Registrant’s Bylaws provides:

Insurance. The Directors may maintain insurance for the protection of the Fund’s property, the Shareholders, Directors, officers, employees and agents in such amount as the Directors shall deem adequate to cover possible tort liability, and such other insurance as the Directors in their sole judgment shall deem advisable or is required by the 1940 Act.

Item 16. Exhibits.

Exhibit Number		Description

(1)	-	Articles of Incorporation

(a)	-	Declaration of Trust of BlackRock Funds V (the “Registrant”) is incorporated herein by reference to Exhibit (a)(1) to Registrant’s Registration Statement on Form N-1A filed on April 20, 2018.

(b)	-	Amended and Restated Certificate of Classification of Shares is incorporated herein by reference to Exhibit (a)(2) to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on December 21, 2018.

(c)	-	Amended and Restated Certificate of Classification of Shares is incorporated herein by reference to Exhibit (a)(3) to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on December 18, 2020.

(d)	-	Amended and Restated Certificate of Classification of Shares is incorporated herein by reference to Exhibit (a)(4) to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A filed on July 21, 2021.

(e)	-	Amended and Restated Certificate of Classification of Shares is incorporated herein by reference to Exhibit (a)(5) to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on October 15, 2021.

(2)	-	Bylaws

(a)	-	Bylaws of the Registrant are incorporated herein by reference to Exhibit (b)(1) to Registrant’s Registration Statement on Form N-1A filed on April 20, 2018.

(b)	-	Amendment No. 1 to Bylaws of the Registrant is incorporated herein by reference to Exhibit (b)(2) to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on December 18, 2020.

(3)	-	Voting Trust Agreements

(a)		Not Applicable.

(4)	-	Plan of Reorganization

(a)		Form of Agreement and Plan of Reorganization is included in Appendix A to the Proxy Statement/Prospectus.

(5)	-	Instruments Defining Rights of Security Holders

(a)	-	Incorporated by reference to Exhibit 1 and 2 above.

(6)	-	Investment Advisory Contracts

Exhibit Number		Description

(a)	-	Form of Investment Advisory Agreement between the Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit (d)(1) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on July 23, 2018.

(b)	-	Form of Addendum No. 1 to Investment Advisory Agreement between the Registrant and BlackRock Advisors, LLC (BlackRock Sustainable High Yield Bond Fund) is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A filed on July 21, 2021.

(c)	-	Form of Addendum No. 2 to Investment Advisory Agreement between the Registrant and BlackRock Advisors, LLC (BlackRock Sustainable Low Duration Bond Fund) is incorporated herein by reference to Exhibit (d)(3) to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on October 15, 2021.

(d)		Addendum No. 3 to Investment Advisory Agreement between the Registrant and BlackRock Advisors, LLC (BlackRock Floating Rate Income Portfolio) is incorporated herein by reference to Exhibit (d)(4) to Post-Effective Amendment No. 62 to Registrant’s Registration Statement on Form N-1A filed on June 17, 2022.

(e)	-	Form of Amended and Restated Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited (BlackRock Strategic Income Opportunities Portfolio) is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A filed on December 20, 2019.

(f)	-	Form of Amended and Restated Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited (BlackRock Sustainable Emerging Markets Flexible Bond Fund (formerly, BlackRock Emerging Markets Flexible Dynamic Bond Portfolio)) is incorporated herein by reference to Exhibit (d)(3) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A filed on December 20, 2019.

(g)	-	Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock (Singapore) Limited (BlackRock Strategic Income Opportunities Portfolio) is incorporated herein by reference to Exhibit (d)(4) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on July 23, 2018.

(h)	-	Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock (Singapore) Limited (BlackRock Income Fund (formerly, BlackRock Credit Strategies Income Fund)) is incorporated herein by reference to Exhibit (d)(5) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on July 23, 2018.

(i)	-	Form of Amended and Restated Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited (BlackRock Income Fund (formerly, BlackRock Credit Strategies Income Fund)) is incorporated herein by reference to Exhibit (d)(6) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A filed on December 20, 2019.

(j)	-	Form of Amended and Restated Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited (BlackRock Inflation Protected Bond Portfolio) is incorporated herein by reference to Exhibit (d)(7) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A filed on December 20, 2019.

(k)	-	Form of Amended and Restated Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited (BlackRock Sustainable Emerging Markets Bond Fund (formerly, BlackRock Emerging Markets Bond Fund)) is incorporated herein by reference to Exhibit (d)(8) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A filed on December 20, 2019.

Exhibit Number		Description

(l)	-	Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited (BlackRock Core Bond Portfolio) is incorporated herein by reference to Exhibit (d)(9) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A filed on December 20, 2019.

(m)	-	Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock (Singapore) Limited (BlackRock Core Bond Portfolio) is incorporated herein by reference to Exhibit (d)(10) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A filed on December 20, 2019.

(n)	-	Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited (BlackRock High Yield Bond Portfolio) is incorporated herein by reference to Exhibit (d)(11) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A filed on December 20, 2019.

(o)	-	Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited (BlackRock Low Duration Bond Portfolio) is incorporated herein by reference to Exhibit (d)(12) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A filed on December 20, 2019.

(p)	-	Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited (BlackRock Floating Rate Income Portfolio) is incorporated herein by reference to Exhibit (d)(13) to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A filed on April 21, 2020.

(q)	-	Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited (BlackRock U.S. Government Bond Portfolio) is incorporated herein by reference to Exhibit (d)(14) to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on December 18, 2020.

(r)	-	Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock (Singapore) Limited (BlackRock Low Duration Bond Portfolio) is incorporated herein by reference to Exhibit (d)(15) to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on December 18, 2020.

(s)	-	Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited (BlackRock Sustainable High Yield Bond Fund) is incorporated herein by reference to Exhibit (d)(17) to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A filed on July 21, 2021.

(t)	-	Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited (BlackRock Sustainable Low Duration Bond Fund) is incorporated herein by reference to Exhibit (d)(19) to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on October 15, 2021.

(u)	-	Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock (Singapore) Limited (BlackRock Sustainable Low Duration Bond Fund) is incorporated herein by reference to Exhibit (d)(20) to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on October 15, 2021.

(v)	-	Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock (Singapore) Limited (BlackRock Inflation Protected Bond Portfolio) is incorporated herein by reference to Exhibit (d)(21) to Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed on April 26, 2022.

Exhibit Number		Description

(7)	-	Underwriting Contracts

(1)	-	Form of Amended and Restated Distribution Agreement between the Registrant and BlackRock Investments, LLC is incorporated herein by reference to Exhibit 5 of Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of BlackRock Advantage U.S. Total Market Fund, Inc. (File No. 2-60836), filed on July 26, 2019.

(2)	-	Exhibit A to the Amended and Restated Distribution Agreement between the Registrant and BlackRock Investments, LLC, amended as of January 11, 2023 is incorporated by reference to Exhibit 5(b) of Post-Effective Amendment No. 349 to the Registration Statement on Form N-1A of BlackRock Funds III (File No.33-54126), filed on January 11, 2023.

(8)	-	Bonus or Profit Sharing Contracts

(a)	-	None.

(9)	-	Custodian Agreement

(a)	-	Form of Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit 7(b) of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of BlackRock Funds II (File No. 333-142592) filed on January 29, 2008.

(b)	-	Master Custodian Agreement between the Registrant and State Street Bank and Trust Company dated December 31, 2018 is incorporated herein by reference to Exhibit 7(g) of Post-Effective Amendment No. 943 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on February 28, 2019.

(c)	-	Form of Master Global Custody Agreement between the Registrant and JPMorgan Chase Bank, N.A. is incorporated herein by reference to Exhibit 7(d) of Post-Effective Amendment No. 728 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on July 28, 2017.

(d)	-	Form of Custody Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit 7(c) of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of BlackRock Funds IV (File No. 333-224373), filed on April 25, 2022.

(e)	-	Form of Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit 7(d) of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of BlackRock Funds IV (File No. 333-224373), filed on April 25, 2022.

(10)	-	Rule 12b-1 and Rule 18f-3 Plans

(a)	-	Distribution and Service Plan for Service, Investor A, Investor C, Institutional, Investor A1 and Class R Shares is incorporated herein by reference to Exhibit (m)(1) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on July 23, 2018.

(b)	-	Form of Appendix A to Distribution and Service Plan for Service, Investor A, Investor C, Institutional, Investor A1 and Class R Shares is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on October 15, 2021.

(c)	-	Seventh Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class Distribution System is incorporated herein by reference to Exhibit (n)(1) to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A filed on July 21, 2021.

(d)	-	Appendix A to Seventh Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class Distribution System is incorporated herein by reference to Exhibit (n)(2) to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on October 15, 2021.

Exhibit Number		Description

(11)		Legal Opinion

(a)		Opinion of Morgan, Lewis & Bockius LLP as to the legality of the securities being registered is incorporated herein by reference to Exhibit 11(a) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-271730) filed on June 16, 2023.

(12)		Legal Opinion

(a)		Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus, is filed herewith.

(13)	-	Other Material Contracts

(a)	-	Form of Administration Agreement between the Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 148 to the Registration Statement on Form N-1A of BlackRock Funds II (File No. 333-142592) filed on January 28, 2015.

(b)	-	Form of Amendment No. 1 Administration Agreement between the Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit (h)(2) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on July 23, 2018.

(c)	-	Form of Amendment No. 2 to the Administration Agreement between the Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(c)(3) of Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A of BlackRock Large Cap Series Funds, Inc. (File No. 333-89389), filed on January 26, 2021.

(d)	-	Form of Amendment No. 3 to the Administration Agreement between the Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(g)(4) of Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A of BlackRock Advantage SMID Cap Fund, Inc. (File No. 2-60836), filed on March 1, 2021.

(e)	-	Schedule B to the Administration Agreement between the Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A filed on July 21, 2021.

(f)	-	Form of Amendment No. 4 to the Administration Agreement between the Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on October 15, 2021.

(g)	-	Form of Amendment No. 5 to the Administration Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(l) of Post-Effective Amendment No. 84 to the Registration Statement on Form N-1A of BlackRock Funds VII, Inc. (File No. 2-56978), filed on October 18, 2021.

(h)	-	Form of Amendment No. 6 to the Administration Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(h) of Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A of BlackRock Municipal Bond Fund, Inc. (File No. 2-5734), filed on March 10, 2022.

(i)	-	Form of Transfer Agency and Shareholder Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Series Fund, Inc. (File No. 2-69062), filed on April 18, 2014.

Exhibit Number		Description

(j)	-	Form of Twelfth Amended and Restated Expense Limitation Agreement by and between Registrant, BlackRock Advisors, LLC and BlackRock Fund Advisors is incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A of BlackRock Allocation Target Shares (File No. 333-109980), filed on November 29, 2023.

(k)	-	Form of Amended and Restated Shareholders’ Administrative Services Agreement between the Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(k) of Post-Effective Amendment No. 305 to the Registration Statement on Form N-1A of BlackRock Funds III (File No. 33-54126), filed on July 1, 2019.

(l)	-	Form of Tenth Amended and Restated Credit Agreement among Registrant, a syndicate of banks and certain other parties is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of BlackRock Series Fund II, Inc. (File No. 333-224375), filed on April 20, 2023.

(m)	-	Form of Ninth Amended and Restated Securities Lending Agency Agreement between the Registrant and BlackRock Investment Management, LLC is incorporated herein by reference to Exhibit (k)(7) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-2 of BlackRock Debt Strategies Fund, Inc. (File No. 333-267429), filed on January 13, 2023.

(n)	-	Form of Master Fund Services Agreement between the Registrant and JPMorgan Chase Bank, N.A. is incorporated herein by reference to Exhibit 8(n) of Post-Effective Amendment No. 728 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on July 28, 2017.

(o)	-	Administration and Fund Accounting Services Agreement between the Registrant and State Street Bank and Trust Company dated December 31, 2018 is incorporated herein by reference to Exhibit 8(k) of Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of Managed Account Series (File No. 333-124463), filed on February 28, 2019.

(p)	-	Investment Advisory Agreement between BlackRock Advisors, LLC and Cayman Inflation Protected Bond Portfolio, Ltd. is incorporated herein by reference to Exhibit (h)(12) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on July 23, 2018.

(q)	-	Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited (Cayman Inflation Protected Bond Portfolio, Ltd.) is incorporated herein by reference to Exhibit (h)(12) to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on December 18, 2020.

(r)	-	Investment Advisory Agreement between BlackRock Advisors, LLC and Cayman Strategic Income Opportunities Portfolio II, Ltd. is incorporated herein by reference to Exhibit (h)(13) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2021.

(s)	-	Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited (Cayman Strategic Income Opportunities Portfolio II, Ltd.) is incorporated herein by reference to Exhibit (h)(14) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2021.

(t)	-	Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock (Singapore) Limited (Cayman Strategic Income Opportunities Portfolio II, Ltd.) is incorporated herein by reference to Exhibit (h)(15) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2021.

(u)		BlackRock Rule 12d1-4 Fund of Funds Investment Agreement between the Registrant and the other registered open-end investment companies party thereto is incorporated herein by reference to Exhibit 8(g) of Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A of BlackRock Unconstrained Equity Fund (File No. 333-124372), filed on August 22, 2023.

Exhibit Number		Description

(v)		Fund of Funds Agreement between the Registrant, Fidelity Rutland Square Trust II and the other registrants party thereto, dated as of January 18, 2022, is incorporated herein by reference to Exhibit (h)(15) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of BlackRock Funds IV (File No.333-224373), filed on September 20, 2022.

(w)		Amendment No. 1 to Fund of Funds Agreement between the Registrant, Fidelity Rutland Square Trust II and the other registrants party thereto, dated as of May 20, 2022, is incorporated herein by reference to Exhibit (h)(16) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of BlackRock Funds IV (File No. 333-224373), filed on September 20, 2022.

(x)		Amendment No. 2 to Fund of Funds Agreement between Registrant, Fidelity Rutland Square Trust II and the other registrants party thereto, dated as of December 8, 2023, is incorporated herein by reference to Exhibit 8(ee) of Post-Effective Amendment No. 1204 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on January 24, 2024.

(y)		Fund of Funds Investment Agreement between the Registrant, SPDR Series Trust, SPDR Index Shares Funds, SSGA Active Trust and the other registrants party thereto, dated as of February 3, 2022, is incorporated herein by reference to Exhibit (h)(26) to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A filed on December 22, 2022.

(z)		Fund of Funds Investment Agreement between JPMorgan Trust I, JPMorgan Trust II, J.P. Morgan Fleming Mutual Fund Group, Inc., JPMorgan Institutional Trust, JPMorgan Insurance Trust, J.P. Morgan Mutual Fund Investment Trust, Undiscovered Managers Funds, J.P. Morgan Exchange-Traded Fund Trust, JPMorgan Trust IV and the other registrants party thereto, dated as of January 19, 2022, is incorporated herein by reference to Exhibit (h)(27) to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A filed on December 22, 2022.

(aa)		Amendment No. 1 to Fund of Funds Investment Agreement between the Registrant, JPMorgan Trust I, JPMorgan Trust II, J.P. Morgan Fleming Mutual Fund Group, Inc., JPMorgan Institutional Trust, JPMorgan Insurance Trust, J.P. Morgan Mutual Fund Investment Trust, Undiscovered Managers Funds, J.P. Morgan Exchange-Traded Fund Trust, JPMorgan Trust IV and the other registrants party thereto, dated as of July 14, 2022, is incorporated herein by reference to Exhibit (h)(28) to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A filed on December 22, 2022.

(bb)		Schedule A to the 12d1-4 Fund of Funds Investment Agreement between iShares Trust, the Registrant, JPMorgan Trust I, JPMorgan Trust II, J.P. Morgan Fleming Mutual Fund Group, Inc., JPMorgan Institutional Trust, JPMorgan Insurance Trust, J.P. Morgan Mutual Fund Investment Trust, Undiscovered Managers Funds, J.P. Morgan Exchange-Traded Fund Trust and JPMorgan Trust IV, amended as of September 1, 2023, is incorporated by reference to Exhibit (8)(i) of Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock ETF Trust (File No. 333-228832), filed on September 21, 2023.

(cc)		Amended and Restated Fund of Funds Investment Agreement between the Registrant, Schwab Capital Trust, Schwab Annuity Portfolios and the other registrants party thereto, dated as of July 21, 2022, is incorporated herein by reference to Exhibit (h)(29) to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A filed on December 22, 2022.

(14)	-	Other Opinions

(a)	-	Consent of Deloitte & Touche LLP, independent registered public accounting firm of BlackRock Multi-Sector Opportunities Trust II and BlackRock Strategic Income Opportunities Portfolio, a series of the Registrant, is incorporated herein by reference to Exhibit 14(a) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-271730) filed on June 16, 2023.

Exhibit Number		Description

(15)	-	Omitted Financial Statements

(a)	-	None.

(16)	-	Power of Attorney

(a)		Power of Attorney dated May 4, 2023 is incorporated herein by reference to the Registrant’s Form N-14 registration statement filed with the Securities and Exchange Commission on March 8, 2023 (File No. 333-271730).

(b)		Power of Attorney (Arthur P. Steinmetz) is filed herewith.

(17)	-	Additional Exhibits

(a)	-	Form of Proxy Card is incorporated herein by reference to Exhibit 17(a) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-271730) filed on June 16, 2023.

(18)	-	Calculation of Filing Fee Tables

(a)	-	Not Applicable.

Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on February 6, 2024.

BLACKROCK FUNDS V (REGISTRANT)
ON BEHALF OF
BLACKROCK STRATEGIC INCOME OPPORTUNITIES PORTFOLIO

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

As required by the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer	February 6, 2024
(John M. Perlowski)	(Principal Executive Officer)

/s/ TRENT WALKER	Chief Financial Officer	February 6, 2024
(Trent Walker)	(Principal Financial and Accounting Officer)

CYNTHIA L. EGAN*	Trustee
(Cynthia L. Egan)

LORENZO A. FLORES*	Trustee
(Lorenzo A. Flores)

STAYCE D. HARRIS*	Trustee
(Stayce D. Harris)

J. PHILLIP HOLLOMAN*	Trustee
(J. Phillip Holloman)

R. GLENN HUBBARD*	Trustee
(R. Glenn Hubbard)

W. CARL KESTER*	Trustee
(W. Carl Kester)

CATHERINE A. LYNCH*	Trustee
(Catherine A. Lynch)

ARTHUR P. STEINMETZ*	Trustee
(Arthur P. Steinmetz)

ROBERT FAIRBAIRN*	Trustee
(Robert Fairbairn)

*By:	/s/ JANEY AHN	February 6, 2024
(Janey Ahn, Attorney-In-Fact)

SIGNATURES

Cayman Strategic Income Opportunities Portfolio II, Ltd. has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Funds V, with respect only to information that specifically relates to Cayman Strategic Income Opportunities Portfolio II, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on February 6, 2024.

CAYMAN STRATEGIC INCOME OPPORTUNITIES PORTFOLIO II, LTD.

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

This Post-Effective Amendment to the Registration Statement of BlackRock Funds V, with respect only to information that specifically relates to Cayman Strategic Income Opportunities Portfolio II, Ltd., has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Director, Cayman Strategic Income	February 6, 2024
(John M. Perlowski)	Opportunities Portfolio II, Ltd.

/s/ TRENT WALKER	Director, Cayman Strategic Income	February 6, 2024
(Trent Walker)	Opportunities Portfolio II, Ltd.

EXHIBIT INDEX

Exhibit Number	Description

12(a)	Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus

16(b)	Power of Attorney (Arthur P. Steinmetz)